Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 6,991	$ 5,169
Total deferred tax assets	$ 6,991	$ 5,169